Consolidated Statements of Operations (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income (Loss) from Continuing Operations before Income Taxes, Foreign	$ 0		$ 0
Revenues
Fee income and other	1,462	2,956	3,183
Earned premiums	184	93	244
Net investment income (loss):
Securities available-for-sale and other	1,681	2,535	2,572
Equity securities, trading	2	1	0
Total net investment income	1,683	2,536	2,572
Net realized capital gains (losses):
Total other-than-temporary impairment (“OTTI”) losses	(54)	(293)	(196)
OTTI losses recognized in other comprehensive income	(9)	(38)	71
Net OTTI losses recognized in earnings	(45)	(255)	(125)
Gain (Loss) on Disposition of Business	1,561	0	0
Net realized capital gains (losses), excluding net OTTI losses recognized in earnings	(1,190)	(1,226)	48
Total net realized capital losses	326	(1,481)	(77)
Total revenues	3,655	4,104	5,922
Benefits, losses and expenses
Benefits, loss and loss adjustment expenses	1,758	2,900	3,108
Amortization of deferred policy acquisition costs and present value of future profits	228	324	427
Insurance operating costs and other expenses	(401)	268	2,507
Reinsurance loss on disposition (including goodwill impairment of $61)	(1,491)	(61)	0
Dividends to policyholders	18	20	17
Total expenses	3,094	3,573	6,059
Income (loss) from continuing operations before income taxes	561	531	(137)
Income tax expense (benefit)	49	36	(323)
Income from continuing operations, net of tax	512	495	186
Discontinued Operation, Income (Loss) from Discontinued Operation, before Income Tax	(41)	61
Income (loss) from discontinued operations, net of tax			58
Net income	471	556	244
Net Income (Loss) Attributable to Noncontrolling Interest	6	2	0
Net income attributable to Hartford Life Insurance Company	$ 465	$ 554	$ 244